Concentration of Risk (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Concentration of Risk [Abstract]
Schedule of Major Customers	During the three months ended March 31, 2024 and 2023, the major customers of the Company are as below. Iluminar is a related party of the Company since April 11, 2023, as disclosed in Note 11— Related party transactions.
	For the three months ended March 31, 2024	As of March 31, 2024
	Percentage of Revenue	Percentage of Account Receivable
Customer C	<10%	18%
Customer G	<10%	41%
Customer H	<10%	16%
Customer I	<10%	13%
Iluminar	19%	23%
Customer J	15%	<10%
	For the three months ended March 31, 2023	As of December 31, 2023
	Percentage of Revenue	Percentage of Account Receivable
Customer C	21%	13%
Customer G	<10%	31%
Customer H	<10%	12%
Customer I	11%	10%
Iluminar	<10%	18%
Customer E	24%	<10%

During the year ended December 31, 2023 and 2022, the major customers of the Company are as below. Iluminar is a related party of the Company since April 11, 2023, as disclosed in Note 12 — Related party transactions.
	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Revenue	Percentage of Account Receivable
Customer C	13%	13%
Customer G	<10%	31%
Customer H	<10%	12%
Customer I	<10%	10%
Iluminar	<10%	18%
	For the year ended December 31, 2022	As of December 31, 2022
	Percentage of Revenue	Percentage of Account Receivable
Iluminar	<10%	39%
Customer B	<10%	12%
Customer C	<10%	12%
Customer D	<10%	11%
Customer E	17%	<10%
Customer F	15%	<10%

Schedule of Major Vendors	During the three months ended March 31, 2024 and 2023, the major vendors of the Company are as below. Both Megaphoton and Uninet Global Inc. are related parties of the Company (Megaphoton is no longer a related party of the Company after April 2023), as disclosed in Note 11— Related party transactions, and all purchases from Uninet Global Inc. are products originally manufactured by Megaphoton Inc.
	For the three months ended March 31, 2024	As of March 31, 2024
	Percentage of Purchase	Percentage of Account Payable
Megaphoton Inc.	<10%	52%
Uninet Global Inc.	<10%	27%
Vendor A	88%	<10%
Vendor C	11%	<10%
	For the three months ended March 31, 2023	As of December 31, 2023
	Percentage of Purchase	Percentage of Account Payable
Megaphoton	13%	62%
Uninet Global Inc.	<10%	20%
Vendor A	37%	<10%
Vendor D	30%	<10%
During the year ended December 31, 2023 and 2022, the major vendors of the Company are as below.
	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Purchase	Percentage of Account Payable
Vendor A	52%	<10%
Vendor B	25%	<10%
Megaphoton Inc.	<10%	62%
Uninet Global Inc.	<10%	20%

	For the year ended December 31, 2022	As of December 31, 2022
	Percentage of Purchase	Percentage of Account Payable
Megaphoton	49%	53%
Uninet Global Inc.	<10%	27%
Vendor A	20%	14%